Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Payables And Accruals [Abstract]
Research and development expenses	$ 1,672	$ 536	$ 299
Employee compensation and benefits	229	230	72
Professional services and other	224	86	80
Total accrued expenses	$ 2,125	$ 852	$ 451